LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Presentation of leases for lessee [abstract]
Expenses relating to short-term assets	R$ 1,589	R$ 2,578
Expenses relating to low-value assets	34	1,376
Total	R$ 1,623	R$ 3,954